Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

The following disclosure illustrates the relationship between the compensation actually paid to the named executive officers, as calculated in accordance with SEC disclosure rules and the performance of the Company.
	Summary Compensation Table Total			Compensation Actually Paid			Average Summary Compensation Table Total for Non-PEO NEOs (2)	Average Compensation Actually Paid to Non-PEO NEOs (3)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return (4)	Net Income (Loss) ($ in thousands)
Year (1)	PEO1 (2)	PEO2 (2)	PEO3 (2)	PEO1 (3)	PEO2 (3)	PEO3 (3)
2024	2,848,671	—	—	3,770,929	—	—	3,055,389	3,452,786	21.62	(96,520)
2023	5,560,371	5,965,363	—	3,338,642	1,084,169	—	2,106,508	845,359	16.59	(65,549)
2022	—	1,934,847	3,214,558	—	(3,711,412)	(685,383)	1,968,670	(2,222,175)	29.06	(9,555)

1
Beginning June 14, 2023, the Company’s principal executive officer (“PEO”) was John Van Scoter, referred to in this section as the “PEO1.” From November 29, 2022 to June 13, 2023, the Company’s PEO was David Jansen, referred to in this section as the “PEO2.” Until November 29, 2022, the Company’s PEO was Douglas Campbell, referred to in this section as the “PEO3.” For 2024, our non-PEO named executive officers (“NEOs”) for the purpose of this disclosure were Linda Heller and Derek Johnson. For 2023, our non-PEO NEOs for the purpose of this disclosure were Derek Johnson and Kevin Paprzycki. For 2022, our non-PEO NEOs for the purpose of this disclosure were Joshua Buettner-Garrett, Derek Johnson, James Liebscher, and Kevin Paprzycki.

2
Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year for Mr. Van Scoter, Mr. Jansen, and Mr. Campbell and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for the Company’s NEOs reported for such year other than Mr. Van Scoter for 2024, Mr. Van Scoter and Mr. Jansen for 2023, and Mr. Jansen and Mr. Campbell for 2022.

3
To calculate compensation actually paid, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for each of the PEOs and for the average of the non-PEO NEOs is set forth following the footnotes to this table.

4
Pursuant to Item 402(v) of Regulation S-K, the comparison assumes $100 was invested on December 31, 2021. Historical stock price performance is not necessarily indicative of future stock price performance.

Reconciliation of Compensation Actually Paid Adjustments
Year	Summary Compensation Table Total ($)(a)	Minus Change in Accumulated Benefits Under Defined Benefit and Actuarial Pension Plans ($)(b)	Plus Service Costs Under Defined Benefit and Actuarial Pension Plans ($)(c)	Minus Grant Date Fair Value of Stock Option and Stock Awards Granted in Fiscal Year ($)(d)	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year ($)(e)	Plus / (Minus) Change in Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years ($)(f)	Plus Fair Value at Vesting of Stock Option and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year ($)(g)	Plus / (Minus) Change in Fair Value as of Vesting Date of Stock Option and Stock Awards Granted in Prior Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year ($)(h)	Minus Fair Value as of Prior Fiscal Year-End of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($)(i)	Equals Compensation Actually Paid ($)
PEO1
2024	2,848,671	—	—	(1,649,680)	1,908,974	501,517	—	161,446	—	3,770,929
2023	5,560,371	—	—	(4,734,661)	2,512,932	—	—	—	—	3,338,642
2022	—	—	—	—	—	—	—	—	—	—
PEO2
2024	—	—	—	—	—	—	—	—	—	—
2023	5,965,363	—	—	(4,262,918)	—	—	—	7,018	(625,294)	1,084,169
2022	1,934,847	—	—	(1,436,876)	339,898	(3,751,550)	—	(797,730)	—	(3,711,412)
PEO3
2024	—	—	—	—	—	—	—	—	—	—
2023	—	—	—	—	—	—	—	—	—	—
2022	3,214,558	—	—	(2,873,579)	679,798	(1,406,831)	—	(299,149)	—	(685,383)
Other NEOs(j)
2024	3,055,389	—	—	(2,359,492)	2,639,304	80,575	—	37,010	—	3,452,786
2023	2,106,508	—	—	(1,502,206)	566,173	(269,516)	—	(55,598)	—	845,359
2022	1,968,670	—	—	(1,452,367)	319,193	(2,541,446)	101,978	(618,203)	—	(2,222,175)

a
Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year.

b
Represents the aggregate change in the actuarial present value of the accumulated benefits under all defined benefit and actuarial pension plans reported in the Summary Compensation Table for the indicated fiscal year.

c
Represents the sum of the actuarial present value of the benefits under all defined benefit and actuarial pension plans attributable to services rendered during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under GAAP.

d
Represents the grant date fair value of the stock option and RSUs granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

e
Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested stock option awards and RSUs granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes.

f
Represents the change in fair value during the indicated fiscal year of each stock option award and RSUs that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the indicated fiscal year.

g
Represents the fair value at vesting of the stock option awards and RSUs that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

h
Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock option award and RSUs that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

i
Represents the fair value as of the last day of the prior fiscal year of the stock option award and RSUs that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

j
See footnote 1 above for the non-PEO NEOs included in the average for each year. Amounts shown represent averages.

Named Executive Officers, Footnote
1
Beginning June 14, 2023, the Company’s principal executive officer (“PEO”) was John Van Scoter, referred to in this section as the “PEO1.” From November 29, 2022 to June 13, 2023, the Company’s PEO was David Jansen, referred to in this section as the “PEO2.” Until November 29, 2022, the Company’s PEO was Douglas Campbell, referred to in this section as the “PEO3.” For 2024, our non-PEO named executive officers (“NEOs”) for the purpose of this disclosure were Linda Heller and Derek Johnson. For 2023, our non-PEO NEOs for the purpose of this disclosure were Derek Johnson and Kevin Paprzycki. For 2022, our non-PEO NEOs for the purpose of this disclosure were Joshua Buettner-Garrett, Derek Johnson, James Liebscher, and Kevin Paprzycki.

2
Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year for Mr. Van Scoter, Mr. Jansen, and Mr. Campbell and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for the Company’s NEOs reported for such year other than Mr. Van Scoter for 2024, Mr. Van Scoter and Mr. Jansen for 2023, and Mr. Jansen and Mr. Campbell for 2022.

Adjustment To PEO Compensation, Footnote
2
Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year for Mr. Van Scoter, Mr. Jansen, and Mr. Campbell and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for the Company’s NEOs reported for such year other than Mr. Van Scoter for 2024, Mr. Van Scoter and Mr. Jansen for 2023, and Mr. Jansen and Mr. Campbell for 2022.

3
To calculate compensation actually paid, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for each of the PEOs and for the average of the non-PEO NEOs is set forth following the footnotes to this table.
Reconciliation of Compensation Actually Paid Adjustments
Year	Summary Compensation Table Total ($)(a)	Minus Change in Accumulated Benefits Under Defined Benefit and Actuarial Pension Plans ($)(b)	Plus Service Costs Under Defined Benefit and Actuarial Pension Plans ($)(c)	Minus Grant Date Fair Value of Stock Option and Stock Awards Granted in Fiscal Year ($)(d)	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year ($)(e)	Plus / (Minus) Change in Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years ($)(f)	Plus Fair Value at Vesting of Stock Option and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year ($)(g)	Plus / (Minus) Change in Fair Value as of Vesting Date of Stock Option and Stock Awards Granted in Prior Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year ($)(h)	Minus Fair Value as of Prior Fiscal Year-End of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($)(i)	Equals Compensation Actually Paid ($)
PEO1
2024	2,848,671	—	—	(1,649,680)	1,908,974	501,517	—	161,446	—	3,770,929
2023	5,560,371	—	—	(4,734,661)	2,512,932	—	—	—	—	3,338,642
2022	—	—	—	—	—	—	—	—	—	—
PEO2
2024	—	—	—	—	—	—	—	—	—	—
2023	5,965,363	—	—	(4,262,918)	—	—	—	7,018	(625,294)	1,084,169
2022	1,934,847	—	—	(1,436,876)	339,898	(3,751,550)	—	(797,730)	—	(3,711,412)
PEO3
2024	—	—	—	—	—	—	—	—	—	—
2023	—	—	—	—	—	—	—	—	—	—
2022	3,214,558	—	—	(2,873,579)	679,798	(1,406,831)	—	(299,149)	—	(685,383)
Other NEOs(j)
2024	3,055,389	—	—	(2,359,492)	2,639,304	80,575	—	37,010	—	3,452,786
2023	2,106,508	—	—	(1,502,206)	566,173	(269,516)	—	(55,598)	—	845,359
2022	1,968,670	—	—	(1,452,367)	319,193	(2,541,446)	101,978	(618,203)	—	(2,222,175)

a
Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year.

b
Represents the aggregate change in the actuarial present value of the accumulated benefits under all defined benefit and actuarial pension plans reported in the Summary Compensation Table for the indicated fiscal year.

c
Represents the sum of the actuarial present value of the benefits under all defined benefit and actuarial pension plans attributable to services rendered during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under GAAP.

d
Represents the grant date fair value of the stock option and RSUs granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

e
Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested stock option awards and RSUs granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes.

f
Represents the change in fair value during the indicated fiscal year of each stock option award and RSUs that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the indicated fiscal year.

g
Represents the fair value at vesting of the stock option awards and RSUs that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

h
Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock option award and RSUs that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

i
Represents the fair value as of the last day of the prior fiscal year of the stock option award and RSUs that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

j
	See footnote 1 above for the non-PEO NEOs included in the average for each year.
Non-PEO NEO Average Total Compensation Amount	$ 3,055,389	$ 2,106,508	$ 1,968,670
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,452,786	845,361	(2,222,175)
Adjustment to Non-PEO NEO Compensation Footnote
2
Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year for Mr. Van Scoter, Mr. Jansen, and Mr. Campbell and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for the Company’s NEOs reported for such year other than Mr. Van Scoter for 2024, Mr. Van Scoter and Mr. Jansen for 2023, and Mr. Jansen and Mr. Campbell for 2022.

3
To calculate compensation actually paid, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for each of the PEOs and for the average of the non-PEO NEOs is set forth following the footnotes to this table.
Reconciliation of Compensation Actually Paid Adjustments
Year	Summary Compensation Table Total ($)(a)	Minus Change in Accumulated Benefits Under Defined Benefit and Actuarial Pension Plans ($)(b)	Plus Service Costs Under Defined Benefit and Actuarial Pension Plans ($)(c)	Minus Grant Date Fair Value of Stock Option and Stock Awards Granted in Fiscal Year ($)(d)	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year ($)(e)	Plus / (Minus) Change in Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years ($)(f)	Plus Fair Value at Vesting of Stock Option and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year ($)(g)	Plus / (Minus) Change in Fair Value as of Vesting Date of Stock Option and Stock Awards Granted in Prior Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year ($)(h)	Minus Fair Value as of Prior Fiscal Year-End of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($)(i)	Equals Compensation Actually Paid ($)
PEO1
2024	2,848,671	—	—	(1,649,680)	1,908,974	501,517	—	161,446	—	3,770,929
2023	5,560,371	—	—	(4,734,661)	2,512,932	—	—	—	—	3,338,642
2022	—	—	—	—	—	—	—	—	—	—
PEO2
2024	—	—	—	—	—	—	—	—	—	—
2023	5,965,363	—	—	(4,262,918)	—	—	—	7,018	(625,294)	1,084,169
2022	1,934,847	—	—	(1,436,876)	339,898	(3,751,550)	—	(797,730)	—	(3,711,412)
PEO3
2024	—	—	—	—	—	—	—	—	—	—
2023	—	—	—	—	—	—	—	—	—	—
2022	3,214,558	—	—	(2,873,579)	679,798	(1,406,831)	—	(299,149)	—	(685,383)
Other NEOs(j)
2024	3,055,389	—	—	(2,359,492)	2,639,304	80,575	—	37,010	—	3,452,786
2023	2,106,508	—	—	(1,502,206)	566,173	(269,516)	—	(55,598)	—	845,359
2022	1,968,670	—	—	(1,452,367)	319,193	(2,541,446)	101,978	(618,203)	—	(2,222,175)

a
Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year.

b
Represents the aggregate change in the actuarial present value of the accumulated benefits under all defined benefit and actuarial pension plans reported in the Summary Compensation Table for the indicated fiscal year.

c
Represents the sum of the actuarial present value of the benefits under all defined benefit and actuarial pension plans attributable to services rendered during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under GAAP.

d
Represents the grant date fair value of the stock option and RSUs granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

e
Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested stock option awards and RSUs granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes.

f
Represents the change in fair value during the indicated fiscal year of each stock option award and RSUs that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the indicated fiscal year.

g
Represents the fair value at vesting of the stock option awards and RSUs that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

h
Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock option award and RSUs that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

i
Represents the fair value as of the last day of the prior fiscal year of the stock option award and RSUs that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

j
	See footnote 1 above for the non-PEO NEOs included in the average for each year.
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Vs Peer Group
Total Shareholder Return Amount	$ 21.62	16.59	29.06
Net Income (Loss)	$ (96,520,000)	(65,549,000)	(9,555,000)
PEO Name	John Van Scoter
John Van Scoter [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 2,848,671	5,560,371
PEO Actually Paid Compensation Amount	3,770,929	3,338,642
David Jansen [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		5,965,363	1,934,847
PEO Actually Paid Compensation Amount		1,084,169	(3,711,412)
Douglas Campbell [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			3,214,558
PEO Actually Paid Compensation Amount			(685,203)
PEO | John Van Scoter [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | John Van Scoter [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | John Van Scoter [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,649,680)	(4,734,661)
PEO | John Van Scoter [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,908,974	2,512,932
PEO | John Van Scoter [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	501,517
PEO | John Van Scoter [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | John Van Scoter [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	161,446
PEO | John Van Scoter [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | David Jansen [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | David Jansen [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | David Jansen [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(4,262,918)	(1,436,876)
PEO | David Jansen [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			339,898
PEO | David Jansen [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,751,550)
PEO | David Jansen [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | David Jansen [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		7,018	(797,730)
PEO | David Jansen [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(625,294)
PEO | Douglas Campbell [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Douglas Campbell [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Douglas Campbell [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,873,579)
PEO | Douglas Campbell [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			679,798
PEO | Douglas Campbell [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,406,831)
PEO | Douglas Campbell [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Douglas Campbell [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(299,149)
PEO | Douglas Campbell [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,359,492)	(1,502,206)	(1,452,367)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,639,304	566,173	319,193
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	80,575	(269,516)	(2,541,446)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			101,978
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	37,010	(55,598)	(618,203)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount